GOING CONCERN (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended						12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2009 CNY	Dec. 31, 2012 Minimum	Mar. 31, 2013 Maximum USD ($)	May 01, 2014 CEIHL Plan USD ($)	May 01, 2014 CEIHL Plan CNY	Dec. 31, 2012 Ambow Online Ambow Beijing campus CNY
Going concern
Net loss	$ (260,214)	(1,621,166)	21,185	216,032
Non-cash impairment charge	137,509	856,696	25,336
Unrestricted cash and cash equivalents	30,211	188,216	402,502	708,783	64,606	361,691
Period throughout which the Group will continue to operate the business	12 months	12 months
Amount by which consolidated current liabilities exceeded consolidated current assets		400,628
Lease commitment and capital commitment within one year		176,420
Period for negative publicity to be impose formidable challenges	2 years	2 years
Number of former employees made allegations of financial impropriety with prior year acquisitions of training schools	2	2
Share price (in dollars per share)								$ 1
Period throughout which the Group will continue to conserving and generating cash	12 months	12 months
Amount of loans and funds provided for restructuring agreement									48,000	299,045
Lease term											23 years
Carrying amount of lease											151,567
Period for financial support commitment which entity will retain after the date of issuance of the financial statements							12 months
Period of incorporation as of the day of issuance of the financial statement	18 months	18 months
Period of meeting of anticipated cash needs							12 months